UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: December 31, 2012

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management’s Discussion of Fund Performance:
Davis Value Portfolio	2
Davis Financial Portfolio	4
Davis Real Estate Portfolio	6

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	10
Davis Real Estate Portfolio	11

Expense Example	13

Schedule of Investments:
Davis Value Portfolio	14
Davis Financial Portfolio	18
Davis Real Estate Portfolio	20

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25

Notes to Financial Statements	27

Federal Income Tax Information	34

Financial Highlights:
Davis Value Portfolio	35
Davis Financial Portfolio	36
Davis Real Estate Portfolio	37

Report of Independent Registered Public Accounting Firm	38

Directors and Officers	39

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 13.08% for the year ended December 31, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 16.00%. The sectors1 within the Index that turned in the strongest performance over the year were Financials and Consumer Discretionary. The sectors within the Index that turned in the weakest performance (but still positive) were Utilities and Energy.

Factors Impacting the Portfolio’s Performance

Energy companies were the most important detractor2 from the Portfolio’s performance. The Portfolio’s Energy companies under-performed the corresponding sector within the Index and had a slightly lower relative average weighting in this weaker performing sector. EOG Resources3 was among the most important contributors to performance. Canadian Natural Resources, Occidental Petroleum, OGX Petroleo e Gas Participacoes, Devon Energy, and China Coal Energy were among the most important detractors from performance. The Portfolio no longer owns OGX Petroleo e Gas Participacoes or China Coal Energy.

Consumer Discretionary companies contributed to the Portfolio’s absolute performance, but detracted from its performance relative to the Index. The Portfolio’s Consumer Discretionary companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. Walt Disney was among the most important contributors to performance. Bed Bath & Beyond and Groupon were among the most important detractors from performance.

Financial companies were the most important contributor to the Portfolio’s absolute performance. The Portfolio’s Financial companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector. Wells Fargo, Bank of New York Mellon, and American Express were among the most important contributors to performance. Julius Baer Group and Fairfax Financial Holdings were among the most important detractors from performance.

Consumer Staple companies were also an important contributor to the Portfolio’s performance. The Portfolio’s Consumer Staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. Costco Wholesale, CVS Caremark, and Diageo were among the most important contributors to performance.

The Portfolio had approximately 17% of its net assets invested in foreign companies at December 31, 2012. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2002

Average Annual Total Return for periods ended December 31, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	13.08%	(0.89)%	6.26%	3.27%	0.64%	0.64%
Standard & Poor’s 500® Index	16.00%	1.66%	7.10%	2.11%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 18.83% for the year ended December 31, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 16.00%.

Factors Impacting the Portfolio’s Performance

The Portfolio’s Financial sector holdings under-performed the corresponding sector1 within the Index, but out-performed the Index as a whole. The Financial sector was the strongest performing sector of the Index. The Portfolio also had a limited amount of assets invested in other sectors, which contributed2 to overall performance.

Diversified Financial companies were the largest contributor to the Portfolio’s performance. The Portfolio’s Diversified Financial companies under-performed the corresponding industry group within the Index. American Express3, Visa, Bank of New York Mellon, Brookfield Asset Management, and Goldman Sachs Group were among the most important contributors to performance. Julius Baer Group and First Marblehead were among the most important detractors from performance.

Insurance companies were the second largest contributor to the Portfolio’s performance. The Portfolio’s Insurance companies under-performed the corresponding industry group within the Index. Transatlantic Holdings, Everest Re Group, and Alleghany were among the most important contributors to performance. Transatlantic Holdings was acquired by Alleghany in March of 2012.

Banking companies were the third largest contributor to the Portfolio’s performance. The Portfolio’s Banking companies out-performed the corresponding industry group within the Index. Wells Fargo and State Bank of India were among the most important contributors to performance.

Canadian Natural Resources was the single most important detractor from the Portfolio’s performance during the year. Sino-Forest and Bed Bath & Beyond were also among the most important detractors from the Portfolio’s performance. The Portfolio no longer owns Sino-Forest.

The Portfolio had approximately 23% of its net assets invested in foreign companies at December 31, 2012. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, financial services risk, focused portfolio risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, interest rate sensitivity risk, credit risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its investments.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2002

Average Annual Total Return for periods ended December 31, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	18.83%	(1.65)%	4.93%	2.88%	0.69%	0.69%
Standard & Poor’s 500® Index	16.00%	1.66%	7.10%	2.11%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 17.15% for the year ended December 31, 2012. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 17.55%. Every sub-industry1 within the Index delivered positive returns. Industrial REITs and Retail REITs turned in the strongest performances while Hotels, Resorts & Cruise Lines and Residential REITs turned in the weakest (but still positive) performances over the year.

Factors Impacting the Portfolio’s Performance

Retail REITs were the most important contributor2 to the Portfolio’s absolute performance. The Portfolio’s Retail REITs performed in-line with the corresponding sub-industry within the Index, but a lower relative average weighting in this stronger performing sub-industry detracted from performance relative to the Index. Simon Property Group3, CBL & Associates Properties, and DDR were among the most important contributors to performance. Taubman Centers was among the weakest performers, turning in a small positive performance.

The Portfolio had more invested in Office REITs than in any other sub-industry and they were another important contributor to the Portfolio’s absolute performance. The Portfolio’s Office REITs out-performed the corresponding sub-industry within the Index, but a higher relative average weighting compared to the Index detracted from relative performance. Coresite Realty and Brandywine Realty Trust were among the most important contributors to performance. DuPont Fabros Technology was among the most important detractors from performance. The Portfolio no longer owns Coresite Realty.

Other important contributors to the Portfolio’s performance were Forest City Enterprises, Weyerhaeuser, and DCT Industrial Trust. LaSalle Hotel Properties and HCP detracted from the Portfolio’s performance. The Portfolio’s bond holdings also contributed to the Portfolio’s performance lagging the Index. The Portfolio no longer owns Weyerhaeuser.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, real estate risk, focused portfolio risk, foreign country risk, under $10 billion market capitalization risk, variable current income risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its investments.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s investments in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2002

Average Annual Total Return for periods ended December 31, 2012

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	17.15%	1.32%	9.61%	8.67%	0.77%	0.77%
Standard & Poor’s 500® Index	16.00%	1.66%	7.10%	2.11%
Wilshire U.S. Real Estate Securities Index	17.55%	5.08%	11.65%	10.91%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	December 31, 2012

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	78.19%	Diversified Financials	18.12%	6.45%
Common Stock (Foreign)	17.32%	Insurance	12.43%	3.99%
Convertible Bonds (Foreign)	0.03%	Food & Staples Retailing	11.59%	2.35%
Short-Term Investments	4.19%	Energy	9.85%	10.94%
Other Assets & Liabilities	0.27%	Information Technology	9.08%	18.96%
	100.00%	Materials	7.27%	3.61%
		Food, Beverage & Tobacco	6.21%	5.91%
		Banks	6.10%	2.84%
		Retailing	5.46%	4.13%
		Health Care	3.01%	12.38%
		Transportation	2.92%	1.62%
		Media	2.65%	3.54%
		Other	2.65%	14.81%
		Capital Goods	1.35%	7.80%
		Commercial & Professional Services	1.31%	0.67%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/12 Net Assets)

CVS Caremark Corp.	Food & Staples Retailing	6.42%
Wells Fargo & Co.	Commercial Banks	5.83%
American Express Co.	Consumer Finance	5.68%
Bank of New York Mellon Corp.	Capital Markets	5.07%
Costco Wholesale Corp.	Food & Staples Retailing	4.37%
Google Inc., Class A	Software & Services	4.01%
Loews Corp.	Multi-line Insurance	2.87%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	2.83%
EOG Resources, Inc.	Energy	2.78%
Bed Bath & Beyond Inc.	Retailing	2.68%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2012

New Positions Added (01/01/12-12/31/12)
(Highlighted positions are those greater than 0.30% of the Fund’s 12/31/12 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/12 Net Assets
Emerson Electric Co.	Capital Goods	05/02/12	0.40%
Groupon, Inc.	Retailing	03/14/12	0.16%
International Business Machines Corp.	Software & Services	11/07/12	0.32%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	10/25/12	0.12%
Sysco Corp.	Food & Staples Retailing	03/06/12	0.28%
Tiffany & Co.	Retailing	01/23/12	0.30%
Walgreen Co.	Food & Staples Retailing	01/24/12	–

Positions Closed (01/01/12-12/31/12)
(Gains and losses greater than $1,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain(Loss)
Baxter International Inc.	Health Care Equipment & Services	07/13/12	$215,253
Becton, Dickinson and Co.	Health Care Equipment & Services	06/15/12	227,854
China Coal Energy Co., Ltd. - H	Energy	10/11/12	557,642
China Shipping Development Co., Ltd. - H	Transportation	10/16/12	(1,850,329)
Expedia, Inc.	Retailing	11/20/12	1,258,653
Johnson & Johnson	Pharmaceuticals, Biotechnology &
	Life Sciences	07/03/12	1,021,280
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	06/18/12	548,737
Li & Fung Ltd.	Retailing	08/10/12	125,432
LLX Logistica S.A.	Transportation	06/15/12	(43,343)
Lockheed Martin Corp.	Capital Goods	07/18/12	568,964
Merck & Co., Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	07/09/12	4,672,686
MMX Mineracao e Metalicos S.A., Pfd.	Materials	02/02/12	11,603
OGX Petroleo e Gas Participacoes S.A.	Energy	12/28/12	(893,356)
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology &
	Life Sciences	07/20/12	808,892
Sealed Air Corp.	Materials	11/13/12	383,887
Sino-Forest Corp.	Materials	07/10/12	(4,503,143)
Sino-Forest Corp., Restricted	Materials	07/10/12	(141,083)
Transatlantic Holdings, Inc.	Reinsurance	03/06/12	96,317
TripAdvisor Inc.	Retailing	04/17/12	330,578
Walgreen Co.	Food & Staples Retailing	11/20/12	31,860

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS FINANCIAL PORTFOLIO	December 31, 2012

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	75.41%	Diversified Financials	39.08%	6.45%
Common Stock (Foreign)	23.41%	Insurance	31.80%	3.99%
Short-Term Investments	1.36%	Banks	19.50%	2.84%
Other Assets & Liabilities	(0.18)%	Energy	2.99%	10.94%
	100.00%	Food & Staples Retailing	2.94%	2.35%
		Information Technology	2.35%	18.96%
		Retailing	1.34%	4.13%
		Health Care	–	12.38%
		Capital Goods	–	7.80%
		Food, Beverage & Tobacco	–	5.91%
		Other	–	24.25%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/12 Net Assets)

American Express Co.	Consumer Finance	10.61%
Wells Fargo & Co.	Commercial Banks	8.89%
State Bank of India Ltd., GDR	Commercial Banks	6.12%
Bank of New York Mellon Corp.	Capital Markets	5.85%
Markel Corp.	Property & Casualty Insurance	5.60%
Loews Corp.	Multi-line Insurance	5.51%
Julius Baer Group Ltd.	Capital Markets	4.91%
Alleghany Corp.	Reinsurance	4.82%
American International Group, Inc.	Multi-line Insurance	4.65%
Brookfield Asset Management Inc., Class A	Capital Markets	4.53%

New Positions Added (01/01/12-12/31/12)
(Highlighted positions are those greater than 4.00% of the Fund’s 12/31/12 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/12 Net Assets
ACE Ltd.	Property & Casualty Insurance	04/02/12	2.55%
American International Group, Inc.	Multi-line Insurance	10/24/12	4.65%
Google Inc., Class A	Software & Services	04/16/12	2.32%
PNC Financial Services Group, Inc.	Commercial Banks	01/18/12	–
Toronto-Dominion Bank	Commercial Banks	04/02/12	2.61%

Positions Closed (01/01/12-12/31/12)
(Gains and losses greater than $500,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain(Loss)
Banco Santander Brasil S.A., ADS	Commercial Banks	02/22/12	$(56,657)
PNC Financial Services Group, Inc.	Commercial Banks	02/22/12	18,658
RHJ International	Diversified Financial Services	02/28/12	(853,941)
Sino-Forest Corp.	Materials	07/10/12	(1,287,807)
T. Rowe Price Group Inc.	Capital Markets	02/24/12	156,681
Transatlantic Holdings, Inc.	Reinsurance	03/06/12	81,870

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO	December 31, 2012

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Long-Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	84.41%
Preferred Stock	6.59%		Fund
Convertible Bonds	2.47%	Office REITs	29.13%	14.55%
Short-Term Investments	6.22%	Residential REITs	21.97%	18.31%
Other Assets & Liabilities	0.31%	Specialized REITs	18.11%	27.82%
	100.00%	Retail REITs	16.97%	25.72%
		Industrial REITs	6.60%	5.04%
		Real Estate Operating Companies	3.90%	1.55%
		Diversified REITs	3.32%	6.65%
		Hotels, Resorts & Cruise Lines	–	0.36%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/12 Net Assets)

American Campus Communities, Inc.	Residential REITs	5.19%
Simon Property Group, Inc.	Retail REITs	4.97%
Digital Realty Trust, Inc.	Office REITs	4.41%
Alexandria Real Estate Equities, Inc.	Office REITs	4.41%
Rayonier Inc.	Specialized REITs	3.44%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.25%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	Office REITs	3.15%
Vornado Realty Trust	Diversified REITs	3.11%
AvalonBay Communities, Inc.	Residential REITs	2.95%
Ventas, Inc.	Specialized REITs	2.81%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2012

New Positions Added (01/01/12-12/31/12)
(Highlighted positions are those greater than 1.50% of the Fund’s 12/31/12 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/12 Net Assets
American Tower Corp.	Specialized REITs	01/05/12	1.69%
BRE Properties, Inc.	Residential REITs	11/01/12	2.57%
DuPont Fabros Technology Inc.,
7.625%, Series B, Pfd.	Office REITs	01/13/12	0.41%
Home Properties, Inc.	Residential REITs	04/23/12	0.96%
Host Hotels & Resorts Inc.	Specialized REITs	01/13/12	2.48%
LaSalle Hotel Properties	Specialized REITs	07/20/12	1.63%
Potlatch Corp.	Specialized REITs	04/27/12	–
Sunstone Hotel Investors, Inc.	Specialized REITs	01/13/12	–
Taubman Centers, Inc.	Retail REITs	06/25/12	1.03%
Taubman Centers, Inc., 6.50%, Series J, Pfd.	Retail REITs	08/03/12	0.36%
Weyerhaeuser Co.	Specialized REITs	04/27/12	–

Positions Closed (01/01/12-12/31/12)
(Gains and losses greater than $100,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Coresite Realty Corp.	Office REITs	10/15/12	$352,542
CubeSmart	Specialized REITs	06/29/12	19,439
Plum Creek Timber Co., Inc.	Specialized REITs	06/27/12	(174)
Potlatch Corp.	Specialized REITs	09/17/12	32,959
SL Green Operating Partnership L.P., 144A
Conv. Sr. Notes, 3.00%, 03/30/27	Office REITs	03/30/12	1,359
Sunstone Hotel Investors, Inc.	Specialized REITs	06/08/12	33,042
Weyerhaeuser Co.	Specialized REITs	10/03/12	198,305

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example

Example

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended December 31, 2012. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/12)	(12/31/12)	(07/01/12-12/31/12)

Davis Value Portfolio
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$1,059.94	$3.31
Hypothetical	$1,000.00	$1,021.92	$3.25

Davis Financial Portfolio
(annualized expense ratio 0.68%**)
Actual	$1,000.00	$1,068.39	$3.54
Hypothetical	$1,000.00	$1,021.72	$3.46

Davis Real Estate Portfolio
(annualized expense ratio 0.76%**)
Actual	$1,000.00	$1,023.10	$3.86
Hypothetical	$1,000.00	$1,021.32	$3.86

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (95.51%)
CONSUMER DISCRETIONARY – (8.81%)
Automobiles & Components – (0.67%)
Harley-Davidson, Inc.	47,540	$2,321,854
Consumer Durables & Apparel – (0.39%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	698,610
Hunter Douglas N.V. (Netherlands)	16,499	644,848
		1,343,458
Media – (2.53%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	909,036
Walt Disney Co.	157,550	7,844,415
		8,753,451
Retailing – (5.22%)
Bed Bath & Beyond Inc. *	165,555	9,253,697
CarMax, Inc. *	57,240	2,148,790
Groupon, Inc. *	112,240	547,170
Liberty Interactive Corp., Series A *	96,334	1,896,816
Liberty Ventures, Series A *	6,479	439,244
Netflix Inc. *	29,290	2,716,940
Tiffany & Co.	17,980	1,030,973
		18,033,630
Total Consumer Discretionary		30,452,393
CONSUMER STAPLES – (17.23%)
Food & Staples Retailing – (11.07%)
Costco Wholesale Corp.	152,900	15,110,342
CVS Caremark Corp.	458,388	22,163,060
Sysco Corp.	30,810	975,445
		38,248,847
Food, Beverage & Tobacco – (5.93%)
Coca-Cola Co.	126,760	4,595,050
Diageo PLC, ADR (United Kingdom)	63,733	7,429,993
Heineken Holding N.V. (Netherlands)	66,921	3,684,847
Nestle S.A. (Switzerland)	5,130	334,699
Philip Morris International Inc.	40,060	3,350,619
Unilever N.V., NY Shares (Netherlands)	29,170	1,117,211
		20,512,419
Household & Personal Products – (0.23%)
Natura Cosmeticos S.A. (Brazil)	27,500	787,594
Total Consumer Staples		59,548,860
ENERGY – (9.41%)
Canadian Natural Resources Ltd. (Canada)	303,920	8,774,170
Devon Energy Corp.	56,740	2,952,750
EOG Resources, Inc.	79,550	9,608,845
Occidental Petroleum Corp.	91,630	7,019,774
Schlumberger Ltd.	30,400	2,106,416
Transocean Ltd.	46,104	2,058,544
Total Energy		32,520,499

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (36.09%)
Banks – (5.83%)
Commercial Banks – (5.83%)
Wells Fargo & Co.	589,394	$20,145,487
Diversified Financials – (17.31%)
Capital Markets – (9.97%)
Ameriprise Financial, Inc.	26,370	1,651,553
Bank of New York Mellon Corp.	681,400	17,511,980
Brookfield Asset Management Inc., Class A (Canada)	112,010	4,105,166
Charles Schwab Corp.	127,770	1,834,777
Goldman Sachs Group, Inc.	13,610	1,736,092
Julius Baer Group Ltd. (Switzerland)	213,361	7,596,249
		34,435,817
Consumer Finance – (5.68%)
American Express Co.	341,619	19,636,260
Diversified Financial Services – (1.66%)
CME Group Inc.	12,600	638,883
JPMorgan Chase & Co.	52,918	2,326,805
Visa Inc., Class A	18,240	2,764,819
		5,730,507
		59,802,584
Insurance – (11.88%)
Insurance Brokers – (0.18%)
Aon PLC	11,020	612,712
Multi-line Insurance – (3.57%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,520,473
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	897,547
Loews Corp.	243,080	9,905,510
		12,323,530
Property & Casualty Insurance – (6.44%)
ACE Ltd.	36,920	2,946,216
Berkshire Hathaway Inc., Class A *	73	9,786,380
Markel Corp. *	1,290	559,112
Progressive Corp.	424,370	8,954,207
		22,245,915
Reinsurance – (1.69%)
Alleghany Corp. *	15,571	5,222,825
Everest Re Group, Ltd.	5,740	631,113
		5,853,938
		41,036,095
Real Estate – (1.07%)
Hang Lung Group Ltd. (Hong Kong)	643,000	3,703,391
Total Financials		124,687,557
HEALTH CARE – (2.88%)
Health Care Equipment & Services – (2.24%)
Express Scripts Holding Co. *	135,700	7,326,443
Laboratory Corp. of America Holdings *	4,630	401,050
		7,727,493

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (0.64%)
Agilent Technologies, Inc.	30,970	$1,267,912
Pfizer Inc.	37,850	949,278
		2,217,190
Total Health Care		9,944,683
INDUSTRIALS – (5.33%)
Capital Goods – (1.29%)
Emerson Electric Co.	26,200	1,387,552
PACCAR Inc.	67,620	3,056,086
		4,443,638
Commercial & Professional Services – (1.25%)
Iron Mountain Inc.	139,674	4,336,878
Transportation – (2.79%)
China Merchants Holdings International Co., Ltd. (China)	1,673,048	5,452,746
Kuehne & Nagel International AG (Switzerland)	34,733	4,187,379
		9,640,125
Total Industrials		18,420,641
INFORMATION TECHNOLOGY – (8.68%)
Semiconductors & Semiconductor Equipment – (1.76%)
Intel Corp.	39,980	824,987
Texas Instruments Inc.	169,120	5,235,110
		6,060,097
Software & Services – (6.63%)
Activision Blizzard, Inc.	182,970	1,945,886
Google Inc., Class A *	19,520	13,845,829
International Business Machines Corp.	5,700	1,091,835
Microsoft Corp.	105,400	2,816,815
Oracle Corp.	96,550	3,218,011
		22,918,376
Technology Hardware & Equipment – (0.29%)
Hewlett-Packard Co.	70,131	999,367
Total Information Technology		29,977,840
MATERIALS – (6.91%)
Air Products and Chemicals, Inc.	61,800	5,192,436
BHP Billiton PLC (United Kingdom)	74,430	2,625,405
Ecolab Inc.	42,700	3,070,130
Martin Marietta Materials, Inc.	9,110	858,891
Monsanto Co.	61,700	5,839,905
Potash Corp. of Saskatchewan Inc. (Canada)	59,662	2,427,647
Praxair, Inc.	13,670	1,496,181
Rio Tinto PLC (United Kingdom)	40,505	2,362,479
Total Materials		23,873,074
TELECOMMUNICATION SERVICES – (0.17%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	25,680	594,235
Total Telecommunication Services		594,235
TOTAL COMMON STOCK – (Identified cost $204,173,084)		330,019,782

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2012

	Principal	Value (Note 1)
CONVERTIBLE BONDS – (0.03%)
MATERIALS – (0.03%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$736,000	$109,940
	TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)	109,940
SHORT-TERM INVESTMENTS – (4.19%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 01/02/13, dated 12/31/12, repurchase value of $6,290,063 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/42-11/01/42, total market value $6,415,800)	6,290,000	6,290,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/02/13, dated 12/31/12, repurchase value of $8,187,123 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 09/20/40-10/15/40, total market value $8,350,740)	8,187,000	8,187,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,477,000)	14,477,000
Total Investments – (99.73%) – (Identified cost $219,386,084) – (d)		344,606,722
Other Assets Less Liabilities – (0.27%)		949,155
Net Assets – (100.00%)		$345,555,877

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $897,547 or 0.26% of the Fund's net assets as of December 31, 2012.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(c)	This security is in default. See Note 1 of the Notes to Financial Statements.

(d)	Aggregate cost for federal income tax purposes is $220,972,911. At December 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$126,395,998
Unrealized depreciation	(2,762,187)
Net unrealized appreciation	$123,633,811

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	December 31, 2012

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.82%)
CONSUMER DISCRETIONARY – (1.32%)
Retailing – (1.32%)
Bed Bath & Beyond Inc. *	15,900	$888,731
Total Consumer Discretionary		888,731
CONSUMER STAPLES – (2.91%)
Food & Staples Retailing – (2.91%)
CVS Caremark Corp.	40,480	1,957,208
Total Consumer Staples		1,957,208
ENERGY – (2.96%)
Canadian Natural Resources Ltd. (Canada)	68,790	1,985,967
Total Energy		1,985,967
FINANCIALS – (89.31%)
Banks – (19.27%)
Commercial Banks – (19.27%)
ICICI Bank Ltd., ADR (India)	15,750	686,858
State Bank of India Ltd., GDR (India)	45,148	4,117,334
Toronto-Dominion Bank (Canada)	20,800	1,754,064
U.S. Bancorp	13,150	420,011
Wells Fargo & Co.	174,940	5,979,449
		12,957,716
Diversified Financials – (38.62%)
Capital Markets – (22.09%)
Ameriprise Financial, Inc.	14,740	923,166
Bank of New York Mellon Corp.	153,130	3,935,441
Brookfield Asset Management Inc., Class A (Canada)	83,100	3,045,615
Charles Schwab Corp.	13,000	186,680
Goldman Sachs Group, Inc.	16,890	2,154,489
Julius Baer Group Ltd. (Switzerland)	92,754	3,302,302
Oaktree Capital Group LLC, Class A	28,700	1,305,563
		14,853,256
Consumer Finance – (10.83%)
American Express Co.	124,110	7,133,842
First Marblehead Corp. *	194,994	151,491
		7,285,333
Diversified Financial Services – (5.70%)
Bank of America Corp.	14,486	168,037
Cielo S.A. (Brazil)	30,600	851,719
Visa Inc., Class A	18,560	2,813,325
		3,833,081
		25,971,670
Insurance – (31.42%)
Multi-line Insurance – (10.16%)
American International Group, Inc. *	88,600	3,127,580
Loews Corp.	91,010	3,708,658
		6,836,238
Property & Casualty Insurance – (12.35%)
ACE Ltd.	21,500	1,715,700
Markel Corp. *	8,695	3,768,587

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	December 31, 2012

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Progressive Corp.	133,655	$2,820,120
		8,304,407
Reinsurance – (8.91%)
Alleghany Corp. *	9,663	3,241,163
Everest Re Group, Ltd.	25,040	2,753,148
		5,994,311
		21,134,956
Total Financials		60,064,342
INFORMATION TECHNOLOGY – (2.32%)
Software & Services – (2.32%)
Google Inc., Class A *	2,200	1,560,493
Total Information Technology		1,560,493
TOTAL COMMON STOCK – (Identified cost $49,949,605)		66,456,741

SHORT-TERM INVESTMENTS – (1.36%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 01/02/13, dated 12/31/12, repurchase value of $398,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/42-11/01/42, total market value $405,960)	$398,000	398,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/02/13, dated 12/31/12, repurchase value of $519,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 09/20/40-10/15/40, total market value $529,380)	519,000	519,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $917,000)		917,000

Total Investments – (100.18%) – (Identified cost $50,866,605) – (a)	67,373,741
Liabilities Less Other Assets – (0.18%)	(119,167)
Net Assets – (100.00%)	$67,254,574

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

* Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $51,219,863. At December 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$20,455,073
Unrealized depreciation	(4,301,195)
Net unrealized appreciation	$16,153,878

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (84.41%)
FINANCIALS – (84.41%)
Real Estate – (84.41%)
Real Estate Investment Trusts (REITs) – (81.16%)
Diversified REITs – (3.11%)
Vornado Realty Trust	10,890	$872,071
Industrial REITs – (5.10%)
DCT Industrial Trust Inc.	92,140	597,989
EastGroup Properties, Inc.	11,980	644,644
Prologis, Inc.	5,190	189,383
		1,432,016
Office REITs – (20.73%)
Alexandria Real Estate Equities, Inc.	17,870	1,238,748
BioMed Realty Trust, Inc.	40,570	784,218
Boston Properties, Inc.	7,130	754,425
Brandywine Realty Trust	16,080	196,015
Corporate Office Properties Trust	17,730	442,895
Digital Realty Trust, Inc.	18,250	1,238,993
DuPont Fabros Technology Inc.	28,000	676,480
SL Green Realty Corp.	6,330	485,195
		5,816,969
Residential REITs – (20.54%)
American Campus Communities, Inc.	31,600	1,457,708
AvalonBay Communities, Inc.	6,110	828,455
BRE Properties, Inc.	14,200	721,786
Education Realty Trust, Inc.	58,390	621,270
Equity Residential	10,220	579,167
Essex Property Trust, Inc.	4,140	607,131
Home Properties, Inc.	4,410	270,377
Post Properties, Inc.	13,570	677,822
		5,763,716
Retail REITs – (14.76%)
CBL & Associates Properties, Inc.	23,230	492,708
DDR Corp.	41,990	657,563
Federal Realty Investment Trust	4,300	447,286
Kimco Realty Corp.	30,130	582,112
Macerich Co.	4,820	281,006
Simon Property Group, Inc.	8,822	1,394,670
Taubman Centers, Inc.	3,660	288,115
		4,143,460
Specialized REITs – (16.92%)
American Tower Corp.	6,150	475,211
EPR Properties	8,010	369,341
HCP, Inc.	6,130	276,953
Host Hotels & Resorts Inc.	44,450	696,531
LaSalle Hotel Properties	18,020	457,528
Public Storage	4,980	721,901
Rayonier Inc.	18,610	964,556

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2012

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	12,180	$788,290
		4,750,311
		22,778,543
Real Estate Management & Development – (3.25%)
Real Estate Operating Companies – (3.25%)
Forest City Enterprises, Inc., Class A *	56,550	913,282
Total Financials		23,691,825
	TOTAL COMMON STOCK – (Identified cost $21,158,641)	23,691,825
PREFERRED STOCK – (6.59%)
FINANCIALS – (6.59%)
Real Estate – (6.59%)
Real Estate Investment Trusts (REITs) – (6.59%)
Industrial REITs – (1.07%)
Prologis, Inc., 6.75%, Series M	11,900	299,107
Office REITs – (4.42%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	33,272	883,787
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	243,497
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	114,488
		1,241,772
Retail REITs – (1.10%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	208,263
Taubman Centers, Inc., 6.50%, Series J	3,890	99,681
		307,944
Total Financials		1,848,823
	TOTAL PREFERRED STOCK – (Identified cost $932,240)	1,848,823
CONVERTIBLE BONDS – (2.47%)
FINANCIALS – (2.47%)
Real Estate – (2.47%)
Real Estate Investment Trusts (REITs) – (2.08%)
Office REITs – (2.08%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	583,295
Real Estate Management & Development – (0.39%)
Real Estate Operating Companies – (0.39%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	110,250
Total Financials		693,545
	TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)	693,545

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2012

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (6.22%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 01/02/13, dated 12/31/12, repurchase value of $759,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/42-11/01/42, total market value $774,180)	$759,000	$759,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/02/13, dated 12/31/12, repurchase value of $987,015 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 09/20/40-10/15/40, total market value $1,006,740)	987,000	987,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,746,000)		1,746,000
Total Investments – (99.69%) – (Identified cost $24,260,881) – (b)		27,980,193
Other Assets Less Liabilities – (0.31%)		88,120
Net Assets – (100.00%)		$28,068,313

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $583,295 or 2.08% of the Fund's net assets as of December 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $24,337,068. At December 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,849,186
Unrealized depreciation	(206,061)
Net unrealized appreciation	$3,643,125

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At December 31, 2012

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$344,606,722	$67,373,741	$27,980,193
Cash	1,960	1,077	1,603
Receivables:
Capital stock sold	18,182	494	4,626
Dividends and interest	281,005	8,742	137,933
Investment securities sold	1,028,377	–	–
Prepaid expenses	7,205	1,311	625
Total assets	345,943,451	67,385,365	28,124,980
LIABILITIES:
Payables:
Capital stock redeemed	172,700	72,671	18,380
Accrued audit fees	14,080	12,280	12,280
Accrued custodian fees	21,323	6,700	4,700
Accrued management fees	165,000	32,043	15,149
Other accrued expenses	14,471	7,097	6,158
Total liabilities	387,574	130,791	56,667
NET ASSETS	$345,555,877	$67,254,574	$28,068,313
SHARES OUTSTANDING	31,621,397	5,823,353	2,591,099
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.93	$11.55	$10.83
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$31,621	$5,823	$2,591
Additional paid-in capital	218,206,370	53,268,962	32,887,218
Undistributed (overdistributed) net investment income	270,037	(8,925)	179,150
Accumulated net realized gains (losses) from investments	1,827,193	(2,518,362)	(8,719,958)
Net unrealized appreciation on investments and foreign currency transactions	125,220,656	16,507,076	3,719,312
Net Assets	$345,555,877	$67,254,574	$28,068,313

*Including:
Cost of investments	$219,386,084	$50,866,605	$24,260,881

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the year ended December 31, 2012

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$8,014,208	$1,093,909	$604,862
Interest	35,713	7,713	26,887
Total income	8,049,921	1,101,622	631,749

Expenses:
Management fees (Note 3)	1,951,591	362,657	149,763
Custodian fees	97,088	24,691	16,416
Transfer agent fees	20,862	9,133	5,817
Audit fees	20,640	18,240	18,240
Legal fees	9,500	1,765	735
Accounting fees (Note 3)	6,000	2,004	2,004
Reports to shareholders	47,444	8,450	570
Directors’ fees and expenses	86,722	18,460	9,299
Registration and filing fees	300	55	22
Miscellaneous	15,500	8,765	7,803
Total expenses	2,255,647	454,220	210,669
Expenses paid indirectly (Note 4)	(11)	(6)	(4)
Net expenses	2,255,636	454,214	210,665
Net investment income	5,794,285	647,408	421,084

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	12,134,644	(277,384)	3,153,765
Foreign currency transactions	(7,084)	374	(316)
Net realized gain (loss)	12,127,560	(277,010)	3,153,449
Net increase in unrealized appreciation	25,803,494	10,754,760	616,385
Net realized and unrealized gain on investments and foreign currency transactions	37,931,054	10,477,750	3,769,834
Net increase in net assets resulting from operations	$43,725,339	$11,125,158	$4,190,918

*Net of foreign taxes withheld as follows	$110,276	$16,241	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2012

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$5,794,285	$647,408	$421,084
Net realized gain (loss) from investments and foreign currency transactions	12,127,560	(277,010)	3,153,449
Net increase in unrealized appreciation on investments and foreign currency transactions	25,803,494	10,754,760	616,385
Net increase in net assets resulting from operations	43,725,339	11,125,158	4,190,918

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,672,379)	(1,319,573)	(285,310)
Realized gains from investment transactions	(20,797,749)	(7,861)	–
Return of capital	–	(411,358)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(23,067,869)	(2,965,665)	(62,833)
Total increase (decrease) in net assets	(5,812,658)	6,420,701	3,842,775

NET ASSETS:
Beginning of year	351,368,535	60,833,873	24,225,538
End of year*	$345,555,877	$67,254,574	$28,068,313

*Including undistributed (overdistributed) net investment income of	$270,037	$(8,925)	$179,150

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2011

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$4,593,836	$713,290	$377,173
Net realized gain from investments and foreign currency transactions	48,575,205	10,106,393	3,630,195
Net decrease in unrealized appreciation on investments and foreign currency transactions	(68,379,428)	(16,489,959)	(1,898,899)
Net increase (decrease) in net assets resulting from operations	(15,210,387)	(5,670,276)	2,108,469

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,162,493)	(872,599)	(332,205)

Realized gains from investment transactions	(27,598,703)	–	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(75,394,092)	(15,025,823)	(2,820,012)
Total decrease in net assets	(121,365,675)	(21,568,698)	(1,043,748)

NET ASSETS:
Beginning of year	472,734,210	82,402,571	25,269,286
End of year*	$351,368,535	$60,833,873	$24,225,538

*Including undistributed net investment income of	$117,705	$528,054	$43,692

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds. The Funds account separately for the assets, liabilities, and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$29,108,935	$888,731	$–
Consumer staples	55,529,314	1,957,208	–
Energy	32,520,499	1,985,967	–
Financials	113,387,917	52,644,706	25,297,151
Health care	9,944,683	–	–
Industrials	8,780,516	–	–
Information technology	29,977,840	1,560,493	–
Materials	18,885,190	–	–
Telecommunication services	594,235	–	–
Total Level 1	298,729,129	59,037,105	25,297,151

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	109,940	–	693,545
Equity securities*:
Consumer discretionary	1,343,458	–	–
Consumer staples	4,019,546	–	–
Financials	11,299,640	7,419,636	243,497
Industrials	9,640,125	–	–
Materials	4,987,884	–	–
Short-term securities	14,477,000	917,000	1,746,000
Total Level 2	45,877,593	8,336,636	2,683,042

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$344,606,722	$67,373,741	$27,980,193

Level 1 to Level 2 Transfers**:
Consumer discretionary	$1,343,458	$–	$–
Consumer staples	4,019,546	–	–
Financials	11,299,640	7,419,636	–
Industrials	9,640,125	–	–
Materials	4,987,884	–	–
Total	$31,290,653	$7,419,636	$–

Level 2 to Level 1 Transfers**:
Financials	$–	$1,305,563	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges and the initial public offering of an investment triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2012:

	Davis Value Portfolio	Davis Financial Portfolio
Investment Securities:
Beginning balance	$208,691	$136,620
Net realized loss	(4,644,226)	(1,287,807)
Decrease in unrealized depreciation	4,435,535	1,151,187
Ending balance	$–	$–

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2012, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

The Regulated Investment Company Modernization Act of 2010 requires that capital loss carryforwards with no expiration, if any, be utilized before capital loss carryforwards with expiration dates. At December 31, 2012, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows.

	Capital Loss Carryforwards
	Davis Financial	Davis Real Estate
	Portfolio	Portfolio
Pre-Enactment
Expiring
12/31/2017	$1,935,000	$8,644,000

Post-Enactment
No Expiration
Short-term	–	–
Long-term	230,000	–
	$2,165,000	$8,644,000

Utilized in 2012	$–	$2,040,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2012, for Davis Value Portfolio, amounts have been reclassified to reflect an increase in undistributed net investment income of $30,426 and a corresponding decrease in accumulated net realized gains from investments and foreign currency transactions; for Davis Financial Portfolio, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $135,186, a decrease in accumulated net realized losses from investments and foreign currency transactions of $276,172, and a decrease in additional paid in capital of $411,358; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $316 and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions. The Funds’ net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Value Portfolio
2012	$6,508,617	$19,961,511	$–	$26,470,128
2011	3,162,493	27,598,703	–	30,761,196
Davis Financial Portfolio
2012	$1,327,434	$–	$411,358	$1,738,792
2011	872,599	–	–	872,599
Davis Real Estate Portfolio
2012	$285,310	$–	$–	$285,310
2011	332,205	–	–	332,205

As of December 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Undistributed net investment income	$ 320,559	$–	$182,194
Accumulated net realized losses from investments and foreign currency transactions	–	(2,165,105)	(8,643,771)
Undistributed long-term capital gains	3,414,009	–	–
Net unrealized appreciation on investments	123,633,830	16,153,819	3,643,125
Total	$ 127,368,398	$13,988,714	$(4,818,452)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Defaulted Securities - The Funds may hold securities in default and are not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of December 31, 2012, the value of defaulted securities in Davis Value Portfolio amounted to $109,940 (cost: $736,000) or 0.03% of the Fund’s net assets.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2012 were as follows:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$33,981,672	$9,547,530	$13,079,218
Proceeds from sales	72,061,606	16,903,110	13,669,230

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

During the year ended December 31, 2011, Davis Financial Portfolio transferred securities valued at $395,726 to another registered investment company managed by the Adviser. Davis Financial Portfolio realized a loss of $213,085.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2012 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,000, $2,004, and $2,004, respectively.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $11, $6, and $4 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the year ended December 31, 2012.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 5 - CAPITAL STOCK

At December 31, 2012, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2012
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	1,326,778	467,120	541,162
Shares issued in reinvestment of distributions	2,432,916	151,992	26,978
	3,759,694	619,112	568,140
Shares redeemed	(5,700,620)	(894,192)	(571,811)
Net decrease	(1,940,926)	(275,080)	(3,671)

Proceeds from shares sold	$14,903,812	$5,235,219	$5,635,306
Proceeds from shares issued in reinvestment of distributions	26,470,128	1,738,792	285,310
	41,373,940	6,974,011	5,920,616
Cost of shares redeemed	(64,441,809)	(9,939,676)	(5,983,449)
Net decrease	$(23,067,869)	$(2,965,665)	$(62,833)

	Year ended December 31, 2011
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	1,910,661	430,782	202,983
Shares issued in reinvestment of distributions	2,936,883	87,173	36,208
	4,847,544	517,955	239,191
Shares redeemed	(10,782,869)	(1,908,509)	(552,730)
Net decrease	(5,935,325)	(1,390,554)	(313,539)

Proceeds from shares sold	$22,596,570	$4,640,929	$1,859,395
Proceeds from shares issued in reinvestment of distributions	30,761,196	872,599	332,205
	53,357,766	5,513,528	2,191,600
Cost of shares redeemed	(128,751,858)	(20,539,351)	(5,011,612)
Net decrease	$(75,394,092)	$(15,025,823)	$(2,820,012)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the year ended December 31, 2012.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Value Portfolio amounted to $109,940 or 0.03% of the Fund’s net assets as of December 31, 2012.

Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of December 31, 2012

Davis Value Portfolio	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$14.94

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Each Fund designates the following amounts distributed during the calendar year ended December 31, 2012, as dividends eligible for the corporate dividends-received deduction and long-term capital gain distributions.

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

Income dividends	$6,508,617	$1,327,434	$285,310
Income qualifying for corporate dividends-received deduction	$6,262,153 96%	$1,259,697 95%	$829 –%*
Long-term capital gain distributions	$19,961,511	$–	$–

* Less than 0.50%.

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.47	$11.97	$10.75	$8.26	$14.48

Income (Loss) from Investment Operations:
Net Investment Income	0.20	0.13	0.11	0.08	0.13
Net Realized and Unrealized Gains (Losses)	1.16	(0.63)	1.26	2.49	(6.00)
Total from Investment Operations	1.36	(0.50)	1.37	2.57	(5.87)

Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.10)	(0.15)	(0.08)	(0.12)
Distributions from Realized Gains	(0.71)	(0.90)	–	–	(0.23)
Total Dividends and Distributions	(0.90)	(1.00)	(0.15)	(0.08)	(0.35)
Net Asset Value, End of Period	$10.93	$10.47	$11.97	$10.75	$8.26

Total Returna	13.08%	(4.18)%	12.76%	31.16%	(40.32)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$345,556	$351,369	$472,734	$519,404	$333,152
Ratio of Expenses to Average Net Assets:
Gross	0.64%	0.63%	0.63%	0.71%	0.82%
Netb	0.64%	0.63%	0.63%	0.71%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.15%	1.03%	0.97%	0.98%
Portfolio Turnover Ratec	10%	13%	21%	20%	17%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$9.98	$11.00	$9.98	$7.12		$14.27

Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.14	0.12	0.05		0.08
Net Realized and Unrealized Gains (Losses)	1.75	(1.01)	0.99	2.88		(6.76)
Total from Investment Operations	1.87	(0.87)	1.11	2.93		(6.68)

Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.15)	(0.09)	(0.07)		–
Distributions from Realized Gains	– a	–	–	–		(0.47)
Return of Capital	(0.07)	–	–	–		–
Total Dividends and Distributions	(0.30)	(0.15)	(0.09)	(0.07)		(0.47)
Net Asset Value, End of Period	$11.55	$9.98	$11.00	$9.98		$7.12

Total Returnb	18.83%	(7.96)%	11.10%	41.18	%c	(46.36)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,255	$60,834	$82,403	$87,837		$57,321
Ratio of Expenses to Average Net Assets:
Gross	0.69%	0.69%	0.69%	0.78%		0.88%
Netd	0.69%	0.69%	0.69%	0.78%		0.88%
Ratio of Net Investment Income to Average Net Assets	0.98%	0.99%	0.99%	0.67%		0.73%
Portfolio Turnover Ratee	16%	11%	2%	10%		16%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.34	$8.69	$7.40	$5.80	$11.45

Income (Loss) from Investment Operations:
Net Investment Income	0.16	0.14	0.13	0.16	0.19
Net Realized and Unrealized Gains (Losses)	1.44	0.63	1.31	1.60	(5.50)
Total from Investment Operations	1.60	0.77	1.44	1.76	(5.31)

Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.12)	(0.15)	(0.16)	(0.22)
Distributions from Realized Gains	–	–	–	–	(0.11)
Return of Capital	–	–	–	–	(0.01)
Total Dividends and Distributions	(0.11)	(0.12)	(0.15)	(0.16)	(0.34)
Net Asset Value, End of Period	$10.83	$9.34	$8.69	$7.40	$5.80

Total Returna	17.15%	8.89%	19.70%	31.73%	(46.91)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,068	$24,226	$25,269	$23,566	$19,331
Ratio of Expenses to Average Net Assets:
Gross	0.77%	0.81%	0.81%	0.98%	0.98%
Netb	0.77%	0.81%	0.81%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.50%	1.58%	2.81%	1.84%
Portfolio Turnover Ratec	51%	75%	43%	70%	41%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (each a series of Davis Variable Account Fund, Inc.), including the schedules of investments, as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 11, 2013

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Federal Income Tax Information	19

Financial Highlights	20

Report of Independent Registered Public Accounting Firm	21

Directors and Officers	22

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 13.08% for the year ended December 31, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 16.00%. The sectors1 within the Index that turned in the strongest performance over the year were Financials and Consumer Discretionary. The sectors within the Index that turned in the weakest performance (but still positive) were Utilities and Energy.

Factors Impacting the Portfolio’s Performance

Energy companies were the most important detractor2 from the Portfolio’s performance. The Portfolio’s Energy companies under-performed the corresponding sector within the Index and had a slightly lower relative average weighting in this weaker performing sector. EOG Resources3 was among the most important contributors to performance. Canadian Natural Resources, Occidental Petroleum, OGX Petroleo e Gas Participacoes, Devon Energy, and China Coal Energy were among the most important detractors from performance. The Portfolio no longer owns OGX Petroleo e Gas Participacoes or China Coal Energy.

Consumer Discretionary companies contributed to the Portfolio’s absolute performance, but detracted from its performance relative to the Index. The Portfolio’s Consumer Discretionary companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. Walt Disney was among the most important contributors to performance. Bed Bath & Beyond and Groupon were among the most important detractors from performance.

Financial companies were the most important contributor to the Portfolio’s absolute performance. The Portfolio’s Financial companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector. Wells Fargo, Bank of New York Mellon, and American Express were among the most important contributors to performance. Julius Baer Group and Fairfax Financial Holdings were among the most important detractors from performance.

Consumer Staple companies were also an important contributor to the Portfolio’s performance. The Portfolio’s Consumer Staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. Costco Wholesale, CVS Caremark, and Diageo were among the most important contributors to performance.

The Portfolio had approximately 17% of its net assets invested in foreign companies at December 31, 2012. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2002

Average Annual Total Return for periods ended December 31, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	13.08%	(0.89)%	6.26%	3.27%	0.64%	0.64%
Standard & Poor’s 500® Index	16.00%	1.66%	7.10%	2.11%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2012

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	78.19%	Diversified Financials	18.12%	6.45%
Common Stock (Foreign)	17.32%	Insurance	12.43%	3.99%
Convertible Bonds (Foreign)	0.03%	Food & Staples Retailing	11.59%	2.35%
Short-Term Investments	4.19%	Energy	9.85%	10.94%
Other Assets & Liabilities	0.27%	Information Technology	9.08%	18.96%
	100.00%	Materials	7.27%	3.61%
		Food, Beverage & Tobacco	6.21%	5.91%
		Banks	6.10%	2.84%
		Retailing	5.46%	4.13%
		Health Care	3.01%	12.38%
		Transportation	2.92%	1.62%
		Media	2.65%	3.54%
		Other	2.65%	14.81%
		Capital Goods	1.35%	7.80%
		Commercial & Professional Services	1.31%	0.67%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/12 Net Assets)
CVS Caremark Corp.	Food & Staples Retailing	6.42%
Wells Fargo & Co.	Commercial Banks	5.83%
American Express Co.	Consumer Finance	5.68%
Bank of New York Mellon Corp.	Capital Markets	5.07%
Costco Wholesale Corp.	Food & Staples Retailing	4.37%
Google Inc., Class A	Software & Services	4.01%
Loews Corp.	Multi-line Insurance	2.87%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	2.83%
EOG Resources, Inc.	Energy	2.78%
Bed Bath & Beyond Inc.	Retailing	2.68%

4

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2012

New Positions Added (01/01/12-12/31/12)
(Highlighted positions are those greater than 0.30% of the Fund’s 12/31/12 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/12 Net Assets
Emerson Electric Co.	Capital Goods	05/02/12	0.40%
Groupon, Inc.	Retailing	03/14/12	0.16%
International Business Machines Corp.	Software & Services	11/07/12	0.32%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	10/25/12	0.12%
Sysco Corp.	Food & Staples Retailing	03/06/12	0.28%
Tiffany & Co.	Retailing	01/23/12	0.30%
Walgreen Co.	Food & Staples Retailing	01/24/12	–

Positions Closed (01/01/12-12/31/12)
(Gains and losses greater than $1,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain(Loss)
Baxter International Inc.	Health Care Equipment & Services	07/13/12	$215,253
Becton, Dickinson and Co.	Health Care Equipment & Services	06/15/12	227,854
China Coal Energy Co., Ltd. - H	Energy	10/11/12	557,642
China Shipping Development Co., Ltd. - H	Transportation	10/16/12	(1,850,329)
Expedia, Inc.	Retailing	11/20/12	1,258,653
Johnson & Johnson	Pharmaceuticals, Biotechnology &
	Life Sciences	07/03/12	1,021,280
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	06/18/12	548,737
Li & Fung Ltd.	Retailing	08/10/12	125,432
LLX Logistica S.A.	Transportation	06/15/12	(43,343)
Lockheed Martin Corp.	Capital Goods	07/18/12	568,964
Merck & Co., Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	07/09/12	4,672,686
MMX Mineracao e Metalicos S.A., Pfd.	Materials	02/02/12	11,603
OGX Petroleo e Gas Participacoes S.A.	Energy	12/28/12	(893,356)
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology &
	Life Sciences	07/20/12	808,892
Sealed Air Corp.	Materials	11/13/12	383,887
Sino-Forest Corp.	Materials	07/10/12	(4,503,143)
Sino-Forest Corp., Restricted	Materials	07/10/12	(141,083)
Transatlantic Holdings, Inc.	Reinsurance	03/06/12	96,317
TripAdvisor Inc.	Retailing	04/17/12	330,578
Walgreen Co.	Food & Staples Retailing	11/20/12	31,860

5

DAVIS VALUE PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2012. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (07/01/12-12/31/12)
Actual	$1,000.00	$1,059.94	$3.31
Hypothetical	$1,000.00	$1,021.92	$3.25

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.64%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (95.51%)
CONSUMER DISCRETIONARY – (8.81%)
Automobiles & Components – (0.67%)
Harley-Davidson, Inc.	47,540	$2,321,854
Consumer Durables & Apparel – (0.39%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	698,610
Hunter Douglas N.V. (Netherlands)	16,499	644,848
		1,343,458
Media – (2.53%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	909,036
Walt Disney Co.	157,550	7,844,415
		8,753,451
Retailing – (5.22%)
Bed Bath & Beyond Inc. *	165,555	9,253,697
CarMax, Inc. *	57,240	2,148,790
Groupon, Inc. *	112,240	547,170
Liberty Interactive Corp., Series A *	96,334	1,896,816
Liberty Ventures, Series A *	6,479	439,244
Netflix Inc. *	29,290	2,716,940
Tiffany & Co.	17,980	1,030,973
		18,033,630
Total Consumer Discretionary		30,452,393
CONSUMER STAPLES – (17.23%)
Food & Staples Retailing – (11.07%)
Costco Wholesale Corp.	152,900	15,110,342
CVS Caremark Corp.	458,388	22,163,060
Sysco Corp.	30,810	975,445
		38,248,847
Food, Beverage & Tobacco – (5.93%)
Coca-Cola Co.	126,760	4,595,050
Diageo PLC, ADR (United Kingdom)	63,733	7,429,993
Heineken Holding N.V. (Netherlands)	66,921	3,684,847
Nestle S.A. (Switzerland)	5,130	334,699
Philip Morris International Inc.	40,060	3,350,619
Unilever N.V., NY Shares (Netherlands)	29,170	1,117,211
		20,512,419
Household & Personal Products – (0.23%)
Natura Cosmeticos S.A. (Brazil)	27,500	787,594
Total Consumer Staples		59,548,860
ENERGY – (9.41%)
Canadian Natural Resources Ltd. (Canada)	303,920	8,774,170
Devon Energy Corp.	56,740	2,952,750
EOG Resources, Inc.	79,550	9,608,845
Occidental Petroleum Corp.	91,630	7,019,774
Schlumberger Ltd.	30,400	2,106,416
Transocean Ltd.	46,104	2,058,544
Total Energy		32,520,499

7

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (36.09%)
Banks – (5.83%)
Commercial Banks – (5.83%)
Wells Fargo & Co.	589,394	$20,145,487
Diversified Financials – (17.31%)
Capital Markets – (9.97%)
Ameriprise Financial, Inc.	26,370	1,651,553
Bank of New York Mellon Corp.	681,400	17,511,980
Brookfield Asset Management Inc., Class A (Canada)	112,010	4,105,166
Charles Schwab Corp.	127,770	1,834,777
Goldman Sachs Group, Inc.	13,610	1,736,092
Julius Baer Group Ltd. (Switzerland)	213,361	7,596,249
		34,435,817
Consumer Finance – (5.68%)
American Express Co.	341,619	19,636,260
Diversified Financial Services – (1.66%)
CME Group Inc.	12,600	638,883
JPMorgan Chase & Co.	52,918	2,326,805
Visa Inc., Class A	18,240	2,764,819
		5,730,507
		59,802,584
Insurance – (11.88%)
Insurance Brokers – (0.18%)
Aon PLC	11,020	612,712
Multi-line Insurance – (3.57%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,520,473
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	897,547
Loews Corp.	243,080	9,905,510
		12,323,530
Property & Casualty Insurance – (6.44%)
ACE Ltd.	36,920	2,946,216
Berkshire Hathaway Inc., Class A *	73	9,786,380
Markel Corp. *	1,290	559,112
Progressive Corp.	424,370	8,954,207
		22,245,915
Reinsurance – (1.69%)
Alleghany Corp. *	15,571	5,222,825
Everest Re Group, Ltd.	5,740	631,113
		5,853,938
		41,036,095
Real Estate – (1.07%)
Hang Lung Group Ltd. (Hong Kong)	643,000	3,703,391
Total Financials		124,687,557
HEALTH CARE – (2.88%)
Health Care Equipment & Services – (2.24%)
Express Scripts Holding Co. *	135,700	7,326,443
Laboratory Corp. of America Holdings *	4,630	401,050
		7,727,493

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (0.64%)
Agilent Technologies, Inc.	30,970	$1,267,912
Pfizer Inc.	37,850	949,278
		2,217,190
Total Health Care		9,944,683
INDUSTRIALS – (5.33%)
Capital Goods – (1.29%)
Emerson Electric Co.	26,200	1,387,552
PACCAR Inc.	67,620	3,056,086
		4,443,638
Commercial & Professional Services – (1.25%)
Iron Mountain Inc.	139,674	4,336,878
Transportation – (2.79%)
China Merchants Holdings International Co., Ltd. (China)	1,673,048	5,452,746
Kuehne & Nagel International AG (Switzerland)	34,733	4,187,379
		9,640,125
Total Industrials		18,420,641
INFORMATION TECHNOLOGY – (8.68%)
Semiconductors & Semiconductor Equipment – (1.76%)
Intel Corp.	39,980	824,987
Texas Instruments Inc.	169,120	5,235,110
		6,060,097
Software & Services – (6.63%)
Activision Blizzard, Inc.	182,970	1,945,886
Google Inc., Class A *	19,520	13,845,829
International Business Machines Corp.	5,700	1,091,835
Microsoft Corp.	105,400	2,816,815
Oracle Corp.	96,550	3,218,011
		22,918,376
Technology Hardware & Equipment – (0.29%)
Hewlett-Packard Co.	70,131	999,367
Total Information Technology		29,977,840
MATERIALS – (6.91%)
Air Products and Chemicals, Inc.	61,800	5,192,436
BHP Billiton PLC (United Kingdom)	74,430	2,625,405
Ecolab Inc.	42,700	3,070,130
Martin Marietta Materials, Inc.	9,110	858,891
Monsanto Co.	61,700	5,839,905
Potash Corp. of Saskatchewan Inc. (Canada)	59,662	2,427,647
Praxair, Inc.	13,670	1,496,181
Rio Tinto PLC (United Kingdom)	40,505	2,362,479
	Total Materials	23,873,074
TELECOMMUNICATION SERVICES – (0.17%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	25,680	594,235
Total Telecommunication Services		594,235
TOTAL COMMON STOCK – (Identified cost $204,173,084)		330,019,782

9

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2012

	Principal	Value (Note 1)
CONVERTIBLE BONDS – (0.03%)
MATERIALS – (0.03%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$736,000	$109,940
TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)		109,940
SHORT-TERM INVESTMENTS – (4.19%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 01/02/13, dated 12/31/12, repurchase value of $6,290,063 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/42-11/01/42, total market value $6,415,800)	6,290,000	6,290,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/02/13, dated 12/31/12, repurchase value of $8,187,123 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 09/20/40-10/15/40, total market value $8,350,740)	8,187,000	8,187,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,477,000)		14,477,000
Total Investments – (99.73%) – (Identified cost $219,386,084) – (d)		344,606,722
Other Assets Less Liabilities – (0.27%)		949,155
	Net Assets – (100.00%)	$345,555,877

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $897,547 or 0.26% of the Fund's net assets as of December 31, 2012.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(c)	This security is in default. See Note 1 of the Notes to Financial Statements.

(d)	Aggregate cost for federal income tax purposes is $220,972,911. At December 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$126,395,998
Unrealized depreciation	(2,762,187)
Net unrealized appreciation	$123,633,811

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2012

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$344,606,722
Cash	1,960
Receivables:
Capital stock sold	18,182
Dividends and interest	281,005
Investment securities sold	1,028,377
Prepaid expenses	7,205
Total assets	345,943,451
LIABILITIES:
Payables:
Capital stock redeemed	172,700
Accrued custodian fees	21,323
Accrued management fees	165,000
Other accrued expenses	28,551
Total liabilities	387,574
NET ASSETS	$345,555,877
SHARES OUTSTANDING	31,621,397
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.93
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$31,621
Additional paid-in capital	218,206,370
Undistributed net investment income	270,037
Accumulated net realized gains from investments	1,827,193
Net unrealized appreciation on investments and foreign currency transactions	125,220,656
Net Assets	$345,555,877

*Including:
Cost of Investments	$219,386,084

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2012

INVESTMENT INCOME:
Income:
Dividends*		$8,014,208
Interest		35,713
Total income		8,049,921

Expenses:
Management fees (Note 3)	$1,951,591
Custodian fees	97,088
Transfer agent fees	20,862
Audit fees	20,640
Legal fees	9,500
Accounting fees (Note 3)	6,000
Reports to shareholders	47,444
Directors’ fees and expenses	86,722
Registration and filing fees	300
Miscellaneous	15,500
Total expenses		2,255,647
Expenses paid indirectly (Note 4)		(11)
Net expenses		2,255,636
Net investment income		5,794,285

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		12,134,644
Foreign currency transactions		(7,084)
Net realized gain		12,127,560
Net increase in unrealized appreciation		25,803,494
Net realized and unrealized gain on investments and foreign currency transactions		37,931,054
Net increase in net assets resulting from operations		$43,725,339

*Net of foreign taxes withheld as follows		$110,276

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2012	2011
OPERATIONS:
Net investment income	$5,794,285	$4,593,836
Net realized gain from investments and foreign currency transactions	12,127,560	48,575,205
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	25,803,494	(68,379,428)
Net increase (decrease) in net assets resulting from operations	43,725,339	(15,210,387)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,672,379)	(3,162,493)
Realized gains from investment transactions	(20,797,749)	(27,598,703)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(23,067,869)	(75,394,092)
Total decrease in net assets	(5,812,658)	(121,365,675)

NET ASSETS:
Beginning of year	351,368,535	472,734,210
End of year*	$345,555,877	$351,368,535

*Including undistributed net investment income of	$270,037	$117,705

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$29,108,935	$1,343,458	$–	$30,452,393
Consumer staples	55,529,314	4,019,546	–	59,548,860
Energy	32,520,499	–	–	32,520,499
Financials	113,387,917	11,299,640	–	124,687,557
Health care	9,944,683	–	–	9,944,683
Industrials	8,780,516	9,640,125	–	18,420,641
Information technology	29,977,840	–	–	29,977,840
Materials	18,885,190	4,987,884	–	23,873,074
Telecommunication services	594,235	–	–	594,235
Convertible debt securities	–	109,940	–	109,940
Short-term securities	–	14,477,000	–	14,477,000
Total Investments	$298,729,129	$45,877,593	$–	$344,606,722

Level 1 to Level 2 Transfers**:
Consumer discretionary	$1,343,458
Consumer staples	4,019,546
Financials	11,299,640
Industrials	9,640,125
Materials	4,987,884
Total	$31,290,653

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2012:

Investment Securities:
Beginning balance	$208,691
Net realized loss	(4,644,226)
Decrease in unrealized depreciation	4,435,535
Ending balance	$–

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2012, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2012, amounts have been reclassified to reflect an increase in undistributed net investment income of $30,426 and a corresponding decrease in accumulated net realized gains from investments and foreign currency transactions. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	2012	2011
Ordinary income	$6,508,617	$3,162,493
Long-term capital gain	19,961,511	27,598,703
Total	$26,470,128	$30,761,196

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$320,559
Undistributed long-term capital gains	3,414,009
Net unrealized appreciation on investments	123,633,830
Total	$127,368,398

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Defaulted Securities - The Fund may hold securities in default and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of December 31, 2012, the value of defaulted securities amounted to $109,940 (cost: $736,000) or 0.03% of the Fund’s net assets.

17

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2012 were $33,981,672 and $72,061,606, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2012 amounted to $6,000.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $11 during the year ended December 31, 2012.

NOTE 5 - CAPITAL STOCK

At December 31, 2012, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2012		December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,326,778	$14,903,812	1,910,661	$22,596,570
Shares issued in reinvestment of distributions	2,432,916	26,470,128	2,936,883	30,761,196
	3,759,694	41,373,940	4,847,544	53,357,766
Shares redeemed	(5,700,620)	(64,441,809)	(10,782,869)	(128,751,858)
Net decrease	(1,940,926)	$(23,067,869)	(5,935,325)	$(75,394,092)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2012.

18

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $109,940 or 0.03% of the Fund’s net assets as of December 31, 2012.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of December 31, 2012

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$14.94

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2012, the Fund declared and paid long-term capital gain distributions in the amount of $19,961,511.

During the calendar year ended December 31, 2012, $6,508,617 of dividends paid by the Fund constituted income dividends for federal income tax purposes.  The Fund designates $6,262,153 or 96% as income qualifying for the corporate dividends-received deduction.

19

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.47	$11.97	$10.75	$8.26	$14.48

Income (Loss) from Investment Operations:
Net Investment Income	0.20	0.13	0.11	0.08	0.13
Net Realized and Unrealized Gains (Losses)	1.16	(0.63)	1.26	2.49	(6.00)
Total from Investment Operations	1.36	(0.50)	1.37	2.57	(5.87)

Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.10)	(0.15)	(0.08)	(0.12)
Distributions from Realized Gains	(0.71)	(0.90)	–	–	(0.23)
Total Dividends and Distributions	(0.90)	(1.00)	(0.15)	(0.08)	(0.35)
Net Asset Value, End of Period	$10.93	$10.47	$11.97	$10.75	$8.26

Total Returna	13.08%	(4.18)%	12.76%	31.16%	(40.32)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$345,556	$351,369	$472,734	$519,404	$333,152
Ratio of Expenses to Average Net Assets:
Gross	0.64%	0.63%	0.63%	0.71%	0.82%
Netb	0.64%	0.63%	0.63%	0.71%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.15%	1.03%	0.97%	0.98%
Portfolio Turnover Ratec	10%	13%	21%	20%	17%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

20

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 11, 2013

21

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

22

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

23

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Federal Income Tax Information	15

Financial Highlights	16

Report of Independent Registered Public Accounting Firm	17

Directors and Officers	18

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 18.83% for the year ended December 31, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 16.00%.

Factors Impacting the Portfolio’s Performance

The Portfolio’s Financial sector holdings under-performed the corresponding sector1 within the Index, but out-performed the Index as a whole. The Financial sector was the strongest performing sector of the Index. The Portfolio also had a limited amount of assets invested in other sectors, which contributed2 to overall performance.

Diversified Financial companies were the largest contributor to the Portfolio’s performance. The Portfolio’s Diversified Financial companies under-performed the corresponding industry group within the Index. American Express3, Visa, Bank of New York Mellon, Brookfield Asset Management, and Goldman Sachs Group were among the most important contributors to performance. Julius Baer Group and First Marblehead were among the most important detractors from performance.

Insurance companies were the second largest contributor to the Portfolio’s performance. The Portfolio’s Insurance companies under-performed the corresponding industry group within the Index. Transatlantic Holdings, Everest Re Group, and Alleghany were among the most important contributors to performance. Transatlantic Holdings was acquired by Alleghany in March of 2012.

Banking companies were the third largest contributor to the Portfolio’s performance. The Portfolio’s Banking companies out-performed the corresponding industry group within the Index. Wells Fargo and State Bank of India were among the most important contributors to performance.

Canadian Natural Resources was the single most important detractor from the Portfolio’s performance during the year. Sino-Forest and Bed Bath & Beyond were also among the most important detractors from the Portfolio’s performance. The Portfolio no longer owns Sino-Forest.

The Portfolio had approximately 23% of its net assets invested in foreign companies at December 31, 2012. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, financial services risk, focused portfolio risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, interest rate sensitivity risk, credit risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its investments.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2002

Average Annual Total Return for periods ended December 31, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	18.83%	(1.65)%	4.93%	2.88%	0.69%	0.69%
Standard & Poor’s 500® Index	16.00%	1.66%	7.10%	2.11%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2012

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	75.41%	Diversified Financials	39.08%	6.45%
Common Stock (Foreign)	23.41%	Insurance	31.80%	3.99%
Short-Term Investments	1.36%	Banks	19.50%	2.84%
Other Assets & Liabilities	(0.18)%	Energy	2.99%	10.94%
	100.00%	Food & Staples Retailing	2.94%	2.35%
		Information Technology	2.35%	18.96%
		Retailing	1.34%	4.13%
		Health Care	–	12.38%
		Capital Goods	–	7.80%
		Food, Beverage & Tobacco	–	5.91%
		Other	–	24.25%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/12 Net Assets)
American Express Co.	Consumer Finance	10.61%
Wells Fargo & Co.	Commercial Banks	8.89%
State Bank of India Ltd., GDR	Commercial Banks	6.12%
Bank of New York Mellon Corp.	Capital Markets	5.85%
Markel Corp.	Property & Casualty Insurance	5.60%
Loews Corp.	Multi-line Insurance	5.51%
Julius Baer Group Ltd.	Capital Markets	4.91%
Alleghany Corp.	Reinsurance	4.82%
American International Group, Inc.	Multi-line Insurance	4.65%
Brookfield Asset Management Inc., Class A	Capital Markets	4.53%

New Positions Added (01/01/12-12/31/12)
(Highlighted positions are those greater than 4.00% of the Fund’s 12/31/12 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/12 Net Assets
ACE Ltd.	Property & Casualty Insurance	04/02/12	2.55%
American International Group, Inc.	Multi-line Insurance	10/24/12	4.65%
Google Inc., Class A	Software & Services	04/16/12	2.32%
PNC Financial Services Group, Inc.	Commercial Banks	01/18/12	–
Toronto-Dominion Bank	Commercial Banks	04/02/12	2.61%

Positions Closed (01/01/12-12/31/12)
(Gains and losses greater than $500,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain(Loss)
Banco Santander Brasil S.A., ADS	Commercial Banks	02/22/12	$(56,657)
PNC Financial Services Group, Inc.	Commercial Banks	02/22/12	18,658
RHJ International	Diversified Financial Services	02/28/12	(853,941)
Sino-Forest Corp.	Materials	07/10/12	(1,287,807)
T. Rowe Price Group Inc.	Capital Markets	02/24/12	156,681
Transatlantic Holdings, Inc.	Reinsurance	03/06/12	81,870

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2012. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (07/01/12-12/31/12)
Actual	$1,000.00	$1,068.39	$3.54
Hypothetical	$1,000.00	$1,021.72	$3.46

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.68%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2012

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.82%)
CONSUMER DISCRETIONARY – (1.32%)
Retailing – (1.32%)
Bed Bath & Beyond Inc. *	15,900	$888,731
	Total Consumer Discretionary	888,731
CONSUMER STAPLES – (2.91%)
Food & Staples Retailing – (2.91%)
CVS Caremark Corp.	40,480	1,957,208
	Total Consumer Staples	1,957,208
ENERGY – (2.96%)
Canadian Natural Resources Ltd. (Canada)	68,790	1,985,967
	Total Energy	1,985,967
FINANCIALS – (89.31%)
Banks – (19.27%)
Commercial Banks – (19.27%)
ICICI Bank Ltd., ADR (India)	15,750	686,858
State Bank of India Ltd., GDR (India)	45,148	4,117,334
Toronto-Dominion Bank (Canada)	20,800	1,754,064
U.S. Bancorp	13,150	420,011
Wells Fargo & Co.	174,940	5,979,449
		12,957,716
Diversified Financials – (38.62%)
Capital Markets – (22.09%)
Ameriprise Financial, Inc.	14,740	923,166
Bank of New York Mellon Corp.	153,130	3,935,441
Brookfield Asset Management Inc., Class A (Canada)	83,100	3,045,615
Charles Schwab Corp.	13,000	186,680
Goldman Sachs Group, Inc.	16,890	2,154,489
Julius Baer Group Ltd. (Switzerland)	92,754	3,302,302
Oaktree Capital Group LLC, Class A	28,700	1,305,563
		14,853,256
Consumer Finance – (10.83%)
American Express Co.	124,110	7,133,842
First Marblehead Corp. *	194,994	151,491
		7,285,333
Diversified Financial Services – (5.70%)
Bank of America Corp.	14,486	168,037
Cielo S.A. (Brazil)	30,600	851,719
Visa Inc., Class A	18,560	2,813,325
		3,833,081
		25,971,670
Insurance – (31.42%)
Multi-line Insurance – (10.16%)
American International Group, Inc. *	88,600	3,127,580
Loews Corp.	91,010	3,708,658
		6,836,238
Property & Casualty Insurance – (12.35%)
ACE Ltd.	21,500	1,715,700
Markel Corp. *	8,695	3,768,587

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2012

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Progressive Corp.	133,655	$2,820,120
		8,304,407
Reinsurance – (8.91%)
Alleghany Corp. *	9,663	3,241,163
Everest Re Group, Ltd.	25,040	2,753,148
		5,994,311
		21,134,956
Total Financials		60,064,342
INFORMATION TECHNOLOGY – (2.32%)
Software & Services – (2.32%)
Google Inc., Class A *	2,200	1,560,493
Total Information Technology		1,560,493
	TOTAL COMMON STOCK – (Identified cost $49,949,605)	66,456,741
SHORT-TERM INVESTMENTS – (1.36%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 01/02/13, dated 12/31/12, repurchase value of $398,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/42-11/01/42, total market value $405,960)	$398,000	398,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/02/13, dated 12/31/12, repurchase value of $519,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 09/20/40-10/15/40, total market value $529,380)	519,000	519,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $917,000)	917,000

Total Investments – (100.18%) – (Identified cost $50,866,605) – (a)	67,373,741
Liabilities Less Other Assets – (0.18%)	(119,167)
Net Assets – (100.00%)	$67,254,574

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

* Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $51,219,863. At December 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$20,455,073
Unrealized depreciation	(4,301,195)
Net unrealized appreciation	$16,153,878

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2012

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$67,373,741
Cash	1,077
Receivables:
Capital stock sold	494
Dividends and interest	8,742
Prepaid expenses	1,311
Total assets	67,385,365
LIABILITIES:
Payables:
Capital stock redeemed	72,671
Accrued audit fees	12,280
Accrued custodian fees	6,700
Accrued management fee	32,043
Other accrued expenses	7,097
Total liabilities	130,791
NET ASSETS	$67,254,574
SHARES OUTSTANDING	5,823,353
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.55

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$5,823
Additional paid-in capital	53,268,962
Overdistributed net investment income	(8,925)
Accumulated net realized losses from investments	(2,518,362)
Net unrealized appreciation on investments and foreign currency transactions	16,507,076
Net Assets	$67,254,574

*Including:
Cost of Investments	$50,866,605

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2012

INVESTMENT INCOME:
Income:
Dividends*		$1,093,909
Interest		7,713
Total income		1,101,622

Expenses:
Management fees (Note 3)	$362,657
Custodian fees	24,691
Transfer agent fees	9,133
Audit fees	18,240
Legal fees	1,765
Accounting fees (Note 3)	2,004
Reports to shareholders	8,450
Directors’ fees and expenses	18,460
Registration and filing fees	55
Miscellaneous	8,765
Total expenses		454,220
Expenses paid indirectly (Note 4)		(6)
Net expenses		454,214
Net investment income		647,408

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		(277,384)
Foreign currency transactions		374
Net realized loss		(277,010)
Net increase in unrealized appreciation		10,754,760
Net realized and unrealized gain on investments and foreign currency transactions		10,477,750
Net increase in net assets resulting from operations		$11,125,158

*Net of foreign taxes withheld as follows		$16,241

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2012	2011

OPERATIONS:
Net investment income	$647,408	$713,290
Net realized gain (loss) from investments and foreign currency transactions	(277,010)	10,106,393
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	10,754,760	(16,489,959)
Net increase (decrease) in net assets resulting from operations	11,125,158	(5,670,276)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,319,573)	(872,599)
Realized gains from investment transactions	(7,861)	–
Return of capital	(411,358)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(2,965,665)	(15,025,823)
Total increase (decrease) in net assets	6,420,701	(21,568,698)

NET ASSETS:
Beginning of year	60,833,873	82,402,571
End of year*	$67,254,574	$60,833,873

*Including undistributed (overdistributed) net investment income of	$(8,925)	$528,054

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$888,731	$–	$–	$888,731
Consumer staples	1,957,208	–	–	1,957,208
Energy	1,985,967	–	–	1,985,967
Financials	52,644,706	7,419,636	–	60,064,342
Information technology	1,560,493	–	–	1,560,493
Short-term securities	–	917,000	–	917,000
Total Investments	$59,037,105	$8,336,636	$–	$67,373,741

Level 1 to Level 2 Transfers**:
Financials	$7,419,636

Level 2 to Level 1 Transfers**:
Financials	$1,305,563

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges and the initial public offering of an investment triggered transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2012:

Investment Securities:
Beginning balance	$136,620
Net realized loss	(1,287,807)
Decrease in unrealized depreciation	1,151,187
Ending balance	$–

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2012, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

The Regulated Investment Company Modernization Act of 2010 requires that capital loss carryforwards with no expiration, if any, be utilized before capital loss carryforwards with expiration dates. At December 31, 2012, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows.

Capital Loss Carryforwards
Pre-Enactment
Expiring
12/31/2017	$1,935,000
Post-Enactment
No Expiration
Short-term	–
Long-term	230,000
$2,165,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2012, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $135,186, a decrease in accumulated net realized losses from investments and foreign currency transactions of $276,172, and a decrease in additional paid in capital of $411,358. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	2012	2011
Ordinary income	$1,327,434	$872,599
Return of capital	411,358	–
Total	$1,738,792	$872,599

As of December 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated net realized losses from investments and
foreign currency transactions	$(2,165,105)
Net unrealized appreciation on investments	16,153,819
Total	$13,988,714

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2012 were $9,547,530 and $16,903,110, respectively.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

During the year ended December 31, 2011, the Fund transferred securities valued at $395,726 to another registered investment company managed by the Adviser. The Fund realized a loss of $213,085.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2012 amounted to $2,004.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $6 during the year ended December 31, 2012.

NOTE 5 - CAPITAL STOCK

At December 31, 2012, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2012		December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	467,120	$5,235,219	430,782	$4,640,929
Shares issued in reinvestment of distributions	151,992	1,738,792	87,173	872,599
	619,112	6,974,011	517,955	5,513,528
Shares redeemed	(894,192)	(9,939,676)	(1,908,509)	(20,539,351)
Net decrease	(275,080)	$(2,965,665)	(1,390,554)	$(15,025,823)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2012.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2012, $1,327,434 of dividends paid by the Fund constituted income dividends for federal income tax purposes.  The Fund designates $1,259,697 or 95% as income qualifying for the corporate dividends-received deduction.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$9.98	$11.00	$9.98	$7.12		$14.27

Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.14	0.12	0.05		0.08
Net Realized and Unrealized Gains (Losses)	1.75	(1.01)	0.99	2.88		(6.76)
Total from Investment Operations	1.87	(0.87)	1.11	2.93		(6.68)

Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.15)	(0.09)	(0.07)		–
Distributions from Realized Gains	– a	–	–	–		(0.47)
Return of Capital	(0.07)	–	–	–		–
Total Dividends and Distributions	(0.30)	(0.15)	(0.09)	(0.07)		(0.47)
Net Asset Value, End of Period	$11.55	$9.98	$11.00	$9.98		$7.12

Total Returnb	18.83%	(7.96)%	11.10%	41.18	%c	(46.36)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,255	$60,834	$82,403	$87,837		$57,321
Ratio of Expenses to Average Net Assets:
Gross	0.69%	0.69%	0.69%	0.78%		0.88%
Netd	0.69%	0.69%	0.69%	0.78%		0.88%
Ratio of Net Investment Income to Average Net Assets	0.98%	0.99%	0.99%	0.67%		0.73%
Portfolio Turnover Ratee	16%	11%	2%	10%		16%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 11, 2013

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

19

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Federal Income Tax Information	17

Financial Highlights	18

Report of Independent Registered Public Accounting Firm	19

Directors and Officers	20

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 17.15% for the year ended December 31, 2012. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 17.55%. Every sub-industry1 within the Index delivered positive returns. Industrial REITs and Retail REITs turned in the strongest performances while Hotels, Resorts & Cruise Lines and Residential REITs turned in the weakest (but still positive) performances over the year.

Factors Impacting the Portfolio’s Performance

Retail REITs were the most important contributor2 to the Portfolio’s absolute performance. The Portfolio’s Retail REITs performed in-line with the corresponding sub-industry within the Index, but a lower relative average weighting in this stronger performing sub-industry detracted from performance relative to the Index. Simon Property Group3, CBL & Associates Properties, and DDR were among the most important contributors to performance. Taubman Centers was among the weakest performers, turning in a small positive performance.

The Portfolio had more invested in Office REITs than in any other sub-industry and they were another important contributor to the Portfolio’s absolute performance. The Portfolio’s Office REITs out-performed the corresponding sub-industry within the Index, but a higher relative average weighting compared to the Index detracted from relative performance. Coresite Realty and Brandywine Realty were among the most important contributors to performance. DuPont Fabros Technology was among the most important detractors from performance. The Portfolio no longer owns Coresite Realty.

Other important contributors to the Portfolio’s performance were Forest City Enterprises, Weyerhaeuser, and DCT Industrial Trust. LaSalle Hotel Properties and HCP detracted from the Portfolio’s performance. The Portfolio’s bond holdings also contributed to the Portfolio’s performance lagging the Index. The Portfolio no longer owns Weyerhaeuser.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, real estate risk, focused portfolio risk, foreign country risk, under $10 billion market capitalization risk, variable current income risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its investments.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s investments in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2002

Average Annual Total Return for periods ended December 31, 2012

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	17.15%	1.32%	9.61%	8.67%	0.77%	0.77%
Standard & Poor’s 500® Index	16.00%	1.66%	7.10%	2.11%
Wilshire U.S. Real Estate Securities Index	17.55%	5.08%	11.65%	10.91%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2012

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/12 Net Assets)		(% of 12/31/12 Long-Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	84.41%
Preferred Stock	6.59%		Fund
Convertible Bonds	2.47%	Office REITs	29.13%	14.55%
Short-Term Investments	6.22%	Residential REITs	21.97%	18.31%
Other Assets & Liabilities	0.31%	Specialized REITs	18.11%	27.82%
	100.00%	Retail REITs	16.97%	25.72%
		Industrial REITs	6.60%	5.04%
		Real Estate Operating Companies	3.90%	1.55%
		Diversified REITs	3.32%	6.65%
		Hotels, Resorts & Cruise Lines	–	0.36%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/12 Net Assets)
American Campus Communities, Inc.	Residential REITs	5.19%
Simon Property Group, Inc.	Retail REITs	4.97%
Digital Realty Trust, Inc.	Office REITs	4.41%
Alexandria Real Estate Equities, Inc.	Office REITs	4.41%
Rayonier Inc.	Specialized REITs	3.44%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.25%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	Office REITs	3.15%
Vornado Realty Trust	Diversified REITs	3.11%
AvalonBay Communities, Inc.	Residential REITs	2.95%
Ventas, Inc.	Specialized REITs	2.81%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2012

New Positions Added (01/01/12-12/31/12)
(Highlighted positions are those greater than 1.50% of the Fund’s 12/31/12 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/12 Net Assets
American Tower Corp.	Specialized REITs	01/05/12	1.69%
BRE Properties, Inc.	Residential REITs	11/01/12	2.57%
DuPont Fabros Technology Inc.,
7.625%, Series B, Pfd.	Office REITs	01/13/12	0.41%
Home Properties, Inc.	Residential REITs	04/23/12	0.96%
Host Hotels & Resorts Inc.	Specialized REITs	01/13/12	2.48%
LaSalle Hotel Properties	Specialized REITs	07/20/12	1.63%
Potlatch Corp.	Specialized REITs	04/27/12	–
Sunstone Hotel Investors, Inc.	Specialized REITs	01/13/12	–
Taubman Centers, Inc.	Retail REITs	06/25/12	1.03%
Taubman Centers, Inc., 6.50%, Series J, Pfd.	Retail REITs	08/03/12	0.36%
Weyerhaeuser Co.	Specialized REITs	04/27/12	–

Positions Closed (01/01/12-12/31/12)
(Gains and losses greater than $100,000 are highlighted)

Security	Industry	Date of Final Sale	Realized Gain (Loss)
Coresite Realty Corp.	Office REITs	10/15/12	$352,542
CubeSmart	Specialized REITs	06/29/12	19,439
Plum Creek Timber Co., Inc.	Specialized REITs	06/27/12	(174)
Potlatch Corp.	Specialized REITs	09/17/12	32,959
SL Green Operating Partnership L.P., 144A
Conv. Sr. Notes, 3.00%, 03/30/27	Office REITs	03/30/12	1,359
Sunstone Hotel Investors, Inc.	Specialized REITs	06/08/12	33,042
Weyerhaeuser Co.	Specialized REITs	10/03/12	198,305

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2012. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (07/01/12-12/31/12)
Actual	$1,000.00	$1,023.10	$3.86
Hypothetical	$1,000.00	$1,021.32	$3.86

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.76%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – (84.41%)
FINANCIALS – (84.41%)
Real Estate – (84.41%)
Real Estate Investment Trusts (REITs) – (81.16%)
Diversified REITs – (3.11%)
Vornado Realty Trust	10,890	$872,071
Industrial REITs – (5.10%)
DCT Industrial Trust Inc.	92,140	597,989
EastGroup Properties, Inc.	11,980	644,644
Prologis, Inc.	5,190	189,383
		1,432,016
Office REITs – (20.73%)
Alexandria Real Estate Equities, Inc.	17,870	1,238,748
BioMed Realty Trust, Inc.	40,570	784,218
Boston Properties, Inc.	7,130	754,425
Brandywine Realty Trust	16,080	196,015
Corporate Office Properties Trust	17,730	442,895
Digital Realty Trust, Inc.	18,250	1,238,993
DuPont Fabros Technology Inc.	28,000	676,480
SL Green Realty Corp.	6,330	485,195
		5,816,969
Residential REITs – (20.54%)
American Campus Communities, Inc.	31,600	1,457,708
AvalonBay Communities, Inc.	6,110	828,455
BRE Properties, Inc.	14,200	721,786
Education Realty Trust, Inc.	58,390	621,270
Equity Residential	10,220	579,167
Essex Property Trust, Inc.	4,140	607,131
Home Properties, Inc.	4,410	270,377
Post Properties, Inc.	13,570	677,822
		5,763,716
Retail REITs – (14.76%)
CBL & Associates Properties, Inc.	23,230	492,708
DDR Corp.	41,990	657,563
Federal Realty Investment Trust	4,300	447,286
Kimco Realty Corp.	30,130	582,112
Macerich Co.	4,820	281,006
Simon Property Group, Inc.	8,822	1,394,670
Taubman Centers, Inc.	3,660	288,115
		4,143,460
Specialized REITs – (16.92%)
American Tower Corp.	6,150	475,211
EPR Properties	8,010	369,341
HCP, Inc.	6,130	276,953
Host Hotels & Resorts Inc.	44,450	696,531
LaSalle Hotel Properties	18,020	457,528
Public Storage	4,980	721,901
Rayonier Inc.	18,610	964,556

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2012

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Ventas, Inc.	12,180	$788,290
		4,750,311
		22,778,543
Real Estate Management & Development – (3.25%)
Real Estate Operating Companies – (3.25%)
Forest City Enterprises, Inc., Class A *	56,550	913,282
Total Financials		23,691,825
	TOTAL COMMON STOCK – (Identified cost $21,158,641)	23,691,825
PREFERRED STOCK – (6.59%)
FINANCIALS – (6.59%)
Real Estate – (6.59%)
Real Estate Investment Trusts (REITs) – (6.59%)
Industrial REITs – (1.07%)
Prologis, Inc., 6.75%, Series M	11,900	299,107
Office REITs – (4.42%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	33,272	883,787
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	243,497
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	114,488
		1,241,772
Retail REITs – (1.10%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	208,263
Taubman Centers, Inc., 6.50%, Series J	3,890	99,681
		307,944
Total Financials		1,848,823
	TOTAL PREFERRED STOCK – (Identified cost $932,240)	1,848,823
CONVERTIBLE BONDS – (2.47%)
FINANCIALS – (2.47%)
Real Estate – (2.47%)
Real Estate Investment Trusts (REITs) – (2.08%)
Office REITs – (2.08%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	583,295
Real Estate Management & Development – (0.39%)
Real Estate Operating Companies – (0.39%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	110,250
Total Financials		693,545
	TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)	693,545

8

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2012

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (6.22%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.18%, 01/02/13, dated 12/31/12, repurchase value of $759,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 04/01/42-11/01/42, total market value $774,180)	$759,000	$759,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/02/13, dated 12/31/12, repurchase value of $987,015 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 09/20/40-10/15/40, total market value $1,006,740)	987,000	987,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,746,000)		1,746,000

Total Investments – (99.69%) – (Identified cost $24,260,881) – (b)	27,980,193
Other Assets Less Liabilities – (0.31%)	88,120
Net Assets – (100.00%)	$28,068,313

*	Non-Income producing security.

(a)	This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $583,295 or 2.08% of the Fund's net assets as of December 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $24,337,068. At December 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,849,186
Unrealized depreciation	(206,061)
Net unrealized appreciation	$3,643,125

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2012

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$27,980,193
Cash	1,603
Receivables:
Capital stock sold	4,626
Dividends and interest	137,933
Prepaid expenses	625
Total assets	28,124,980
LIABILITIES:
Payables:
Capital stock redeemed	18,380
Accrued audit fees	12,280
Accrued custodian fees	4,700
Accrued management fee	15,149
Other accrued expenses	6,158
Total liabilities	56,667
NET ASSETS	$28,068,313
SHARES OUTSTANDING	2,591,099
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.83
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$2,591
Additional paid-in capital	32,887,218
Undistributed net investment income	179,150
Accumulated net realized losses from investments	(8,719,958)
Net unrealized appreciation on investments and foreign currency transactions	3,719,312
Net Assets	$28,068,313

*Including:
Cost of Investments	$24,260,881

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2012

INVESTMENT INCOME:
Income:
Dividends		$604,862
Interest		26,887
Total income		631,749

Expenses:
Management fees (Note 3)	$149,763
Custodian fees	16,416
Transfer agent fees	5,817
Audit fees	18,240
Legal fees	735
Accounting fees (Note 3)	2,004
Reports to shareholders	570
Directors’ fees and expenses	9,299
Registration and filing fees	22
Miscellaneous	7,803
Total expenses		210,669
Expenses paid indirectly (Note 4)		(4)
Net expenses		210,665
Net investment income		421,084

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		3,153,765
Foreign currency transactions		(316)
Net realized gain		3,153,449
Net increase in unrealized appreciation		616,385
Net realized and unrealized gain on investments and foreign currency transactions		3,769,834
Net increase in net assets resulting from operations		$4,190,918

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2012	2011

OPERATIONS:
Net investment income	$421,084	$377,173
Net realized gain from investments and foreign currency transactions	3,153,449	3,630,195
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	616,385	(1,898,899)
Net increase in net assets resulting from operations	4,190,918	2,108,469

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(285,310)	(332,205)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(62,833)	(2,820,012)
Total increase (decrease) in net assets	3,842,775	(1,043,748)

NET ASSETS:
Beginning of year	24,225,538	25,269,286
End of year*	$28,068,313	$24,225,538

*Including undistributed net investment income of	$179,150	$43,692

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$25,297,151	$243,497	$–	$25,540,648
Convertible debt securities	–	693,545	–	693,545
Short-term securities	–	1,746,000	–	1,746,000
Total Investments	$25,297,151	$2,683,042	$–	$27,980,193

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2012, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

The Regulated Investment Company Modernization Act of 2010 requires that capital loss carryforwards with no expiration, if any, be utilized before capital loss carryforwards with expiration dates. At December 31, 2012, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows.

Capital Loss Carryforwards
Pre-Enactment
Expiring
12/31/2017	$8,644,000

Utilized in 2012	$2,040,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2012, amounts have been reclassified to reflect a decrease in undistributed net investment income of $316 and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	2012	2011
Ordinary income	$285,310	$332,205

As of December 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$182,194
Accumulated net realized losses from investments and
foreign currency transactions	(8,643,771)
Net unrealized appreciation on investments	3,643,125
Total	$(4,818,452)

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2012 were $13,079,218 and $13,669,230, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2012 amounted to $2,004.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $4 during the year ended December 31, 2012.

16

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2012

NOTE 5 - CAPITAL STOCK

At December 31, 2012, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2012		December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	541,162	$5,635,306	202,983	$1,859,395
Shares issued in reinvestment of distributions	26,978	285,310	36,208	332,205
	568,140	5,920,616	239,191	2,191,600
Shares redeemed	(571,811)	(5,983,449)	(552,730)	(5,011,612)
Net decrease	(3,671)	$(62,833)	(313,539)	$(2,820,012)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2012.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2012, $285,310 of dividend paid by the Fund constituted income dividends for federal income tax purposes.  The Fund designates $829 or less than 0.50% as income qualifying for the corporate dividends-received deduction.

17

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.34	$8.69	$7.40	$5.80	$11.45

Income (Loss) from Investment Operations:
Net Investment Income	0.16	0.14	0.13	0.16	0.19
Net Realized and Unrealized Gains (Losses)	1.44	0.63	1.31	1.60	(5.50)
Total from Investment Operations	1.60	0.77	1.44	1.76	(5.31)

Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.12)	(0.15)	(0.16)	(0.22)
Distributions from Realized Gains	–	–	–	–	(0.11)
Return of Capital	–	–	–	–	(0.01)
Total Dividends and Distributions	(0.11)	(0.12)	(0.15)	(0.16)	(0.34)
Net Asset Value, End of Period	$10.83	$9.34	$8.69	$7.40	$5.80

Total Returna	17.15%	8.89%	19.70%	31.73%	(46.91)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,068	$24,226	$25,269	$23,566	$19,331
Ratio of Expenses to Average Net Assets:
Gross	0.77%	0.81%	0.81%	0.98%	0.98%
Netb	0.77%	0.81%	0.81%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.50%	1.58%	2.81%	1.84%
Portfolio Turnover Ratec	51%	75%	43%	70%	41%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 11, 2013

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2012 and December 31, 2011 were $57,120 and $56,400, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2012 and December 31, 2011 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2012 and December 31, 2011 were $19,580 and $18,975, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2012 and December 31, 2011 were $403 and $0, respectively.

     (e)(1)  Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

 (f)   Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2012 and December 31, 2011.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February

By           /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  February 25, 2013